Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Wages, benefits and professional fees paid	$ 324,738	$ 391,655	$ 337,794
Research and development fees	96,000	110,445	200,229
Directors' fees paid	215,568	172,229	182,675
Professional fees	349,328	616,859	514,263
Payable to directors of the company	10,730	11,120
IFRS Chief Executive Officer
Related party transactions
Payable to directors of the company	28,044	7,705
Former Chief Financial Officer
Related party transactions
Payable to directors of the company		8,000
Board Of Directors Chairman
Related party transactions
Directors' fees paid	128,877	123,133	133,967
Professional fees	160,980
Payable to directors of the company	16,000
Chief Business Officer
Related party transactions
Consulting fees	150,000	157,500	280,000
Payable to directors of the company	$ 37,500	12,500
Former Chief Financial Officer
Related party transactions
Professional fees		$ 156,335	$ 156,217